Offerings - Offering: 1	Nov. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	17,318,680
Proposed Maximum Offering Price per Unit	5.23
Maximum Aggregate Offering Price	$ 90,576,696.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,508.64
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such indeterminable number of additional shares of Common Stock of the Registrant as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Company's Angel Studios, Inc. 2025 Long-Term Incentive Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Common Stock, as reported on the New York Stock Exchange on November 13, 2025.